LICENSES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 29, 2020	May 31, 2022	May 31, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2018
Licenses
Number of common shares issued for licenses						888,000
Amount of common shares issued for licenses						$ 3,756,360
Unamortized balance	$ 250,581			$ 705,555
Additional licenses cost					$ 15,426
Amortization licenses cost		$ 0	$ 210,446	$ (213,015)